INCOME TAXES - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Income tax provision at the U.S. federal statutory rate	$ (918)	$ (2,785)	$ (20,369)
U.S. State income tax provision (benefit)	117	(172)	(156)
Non-U.S. tax rate differential	(3,657)	1,187	8,636
Tax incentives	(692)	(196)	(158)
Valuation allowances	7,601	2,267	7,450
Non-deductible expenses/non-taxable income	673	46	491
Business divestiture	548	111	7,372
Tax contingencies	(1,994)	(5,136)	6,286
Stock based and other compensation	971	954	1,102
U.S. tax effects of non-U.S. operations	236	2,162	2,316
Other, net	(21)	(52)	(14)
Total provision (benefit) for income taxes	$ 2,864	$ (1,614)	$ 12,956
Effective income tax rate	(65.50%)	12.20%	(13.40%)